Debt Securities in Issue	12 Months Ended
Mar. 31, 2019
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Debt Securities in Issue
19	DEBT SECURITIES IN ISSUE

Debt securities in issue at March 31, 2019 and 2018 consisted of the following:

		At March 31,
	Interest rate	2019	2018
		(In millions)
SMFG:
Bonds:
Bonds, payable in United States dollars, due 2021-2048	2.06%-4.31%	¥3,209,483	¥2,583,513
Bonds, payable in euros, due 2022-2033	0.12%-1.72%	553,053	509,987
Bonds, payable in Australian dollars, due 2022-2028	3.04%-4.13%	183,049	179,367
Bonds, payable in Hong Kong dollars, due 2028	3.54%	4,242	—
Subordinated bonds:
Subordinated bonds, payable in Japanese yen, due 2024-2030	0.30%-1.33%	756,572	757,999
Subordinated bonds, payable in United States dollars, due 2024	4.44%	191,741	185,426

Total SMFG		4,898,140	4,216,292

SMBC:
Commercial paper	(0.50%)-2.86%	1,634,812	1,521,437
Bonds:
Bonds, payable in Japanese yen, due 2018-2019	0.25%-0.33%	50,000	99,000
Bonds, payable in United States dollars, due 2018-2045	1.67%-4.30%	1,660,610	2,072,295
Bonds, payable in euros, due 2020-2023	0.19%-2.75%	429,544	260,236
Bonds, payable in Australian dollars, due 2018-2025	2.90%-4.13%	40,913	63,572
Bonds, payable in Hong Kong dollars, due 2020-2025	2.09%-2.92%	33,427	32,009
Bonds, payable in Thai baht, due 2019-2021	2.00%-2.66%	33,155	25,575
Bonds, payable in Great Britain pound, due 2020	1.19%	36,258	—
Subordinated bonds:
Subordinated bonds, payable in Japanese yen, due 2019-2026	1.43%-2.80%	362,777	385,522
Subordinated bonds, payable in United States dollars, due 2022	4.85%	166,090	158,912
Subordinated bonds, payable in euros, due 2020	4.00%	93,147	97,648

Total SMBC		4,540,733	4,716,206

Other subsidiaries:
Commercial paper	0.00%-2.80%	805,703	946,208
Bonds:
Bonds, payable in Japanese yen, due 2018-2049	0.01%-21.00%	702,312	616,267
Bonds, payable in United States dollars, due 2018-2037	0.01%-4.45%	48,143	24,599
Bonds, payable in euros, due 2023	0.10%-0.55%	124,451	—
Bonds, payable in Indonesian rupiah, due 2018-2020	7.50%-9.85%	19,487	19,081
Bonds, payable in Australian dollars, due 2019-2031	0.01%-3.00%	2,075	1,896
Bonds, payable in Turkish lira, due 2019-2023	0.01%-15.00%	5,165	3,568
Subordinated bonds:
Subordinated bonds, payable in Japanese yen, due 2019-2028	4.00%-4.15%	25,000	25,000

Total other subsidiaries		1,732,336	1,636,619

Total debt securities in issue		¥11,171,209	¥10,569,117

Interest rates represent the contractual interest rates that were applied at March 31, 2019 and 2018, and thus do not represent the actual effective interest rates.

The following table presents the movement in Subordinated bonds for the fiscal year ended March 31, 2019 and 2018.

	For the fiscal year ended March 31,
	2019	2018
	(In millions)
Subordinated bonds at beginning of period(1)	¥1,610,507	¥1,707,025
Cash flows:
Proceeds from issuance of subordinated bonds	—	104,866
Redemption of subordinated bonds	(26,721)	(180,034)
Non-cash changes:
Foreign exchange translations	10,803	(11,138)
Others(2)	738	(10,212)

Subordinated bonds at end of period(1)	¥1,595,327	¥1,610,507

(1)	The balances are comprised of subordinated bonds issued by SMFG, SMBC and other subsidiaries.
(2)	Others mainly include changes arising from losing control of SMFG’s subsidiaries for the fiscal year ended March 31, 2018.